Leases (Details) - Schedule of components of Lease Expense	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Components Of Lease Expense Abstract
Operating lease expense	$ 769,244
Short-term lease expense	507,427
Total lease expense	$ 1,276,671
Weighted-average remaining lease term (in years)	4 years 1 month 24 days
Weighted-average discount rate	4.24%